RELATED PARTY TRANSACTIONS (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended			58 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Oct. 20, 2015	Oct. 31, 2017	Feb. 01, 2017
Related Party Transaction [Line Items]
Advances from related parties						$ 40,057
Management fees		$ 11,635	$ 38,135
Contributed capital				$ 37,557
Founder's shares subscription reversed				2,500
Due to related parties							$ 1,650,000
Payments made to related parties			10,365
Prior year related party loan converted to common shares			84,980
Loss on related party loan conversions			489,418
Rent expense	$ 8,200		22,250
Related Party
Related Party Transaction [Line Items]
Advances from related parties			49,980	45,288
Due to related parties			0	45,365
Payments made to related parties			10,365
Prior year related party loan converted to common shares				35,000
Loss on related party loan conversions			287,886	201,532
Chief Executive Officer
Related Party Transaction [Line Items]
Rent expense								$ 49,200
Directors and Officers
Related Party Transaction [Line Items]
Management fees	$ 0	$ 11,635
Management and salary expenses			$ 646,417	$ 0	$ 0